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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07318

                         Pioneer Pioneer Series Trust VIII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer International Value Fund

 Schedule of Investments 2/28/14

 Shares

 Value

 COMMON STOCKS - 95.3%

 Energy - 5.5%

 Integrated Oil & Gas - 4.1%

 268,400

 BG Group Plc

 $

 4,887,896

 111,800

 Eni S.p.A.

 2,696,979

 94,000

 Total SA

 6,101,868

 $

 13,686,743

 Oil & Gas Exploration & Production - 1.4%

 69,200

 Gulfport Energy Corp. *

 $

 4,574,120

 Total Energy

 $

 18,260,863

 Materials - 8.4%

 Commodity Chemicals - 0.9%

 283,900

 Kuraray Co., Ltd.

 $

 3,185,202

 Diversified Chemicals - 2.3%

 30,800

 BASF SE

 $

 3,549,274

 1,430,400

 Incitec Pivot, Ltd.

 4,036,113

 $

 7,585,387

 Fertilizers & Agricultural Chemicals - 1.6%

 14,300

 Syngenta AG

 $

 5,203,316

 Specialty Chemicals - 1.3%

 103,800

 Croda International Plc

 $

 4,409,154

 Paper Packaging - 1.5%

 535,400

 Amcor, Ltd.

 $

 4,865,620

 Diversified Metals & Mining - 0.8%

 74,400

 BHP Billiton, Ltd.

 $

 2,562,393

 Total Materials

 $

 27,811,072

 Capital Goods - 15.6%

 Aerospace & Defense - 1.0%

 195,800

 Rolls-Royce Holdings Plc

 $

 3,272,388

 Building Products - 1.3%

 71,500

 Daikin Industries, Ltd.

 $

 4,120,246

 Electrical Components & Equipment - 3.3%

 819,100

 Hitachi, Ltd.

 $

 6,485,897

 63,160

 OSRAM Licht AG *

 4,274,056

 $

 10,759,953

 Heavy Electrical Equipment - 1.0%

 129,700

 ABB, Ltd.

 $

 3,313,636

 Industrial Conglomerates - 3.7%

 538,700

 Keppel Corp., Ltd.

 $

 4,452,581

 157,800

 Koninklijke Philips NV

 5,522,517

 17,600

 Siemens AG

 2,352,569

 $

 12,327,667

 Construction & Farm Machinery & Heavy Trucks - 1.1%

 90,600

 Komatsu, Ltd.

 $

 1,901,847

 115,000

 Kubota Corp.

 1,615,023

 $

 3,516,870

 Industrial Machinery - 3.0%

 112,500

 GEA Group AG

 $

 5,455,502

 80,600

 Makita Corp.

 4,500,849

 $

 9,956,351

 Trading Companies & Distributors - 1.2%

 327,100

 ITOCHU Corp.

 $

 4,073,593

 Total Capital Goods

 $

 51,340,704

 Commercial Services & Supplies - 1.0%

 Security & Alarm Services - 1.0%

 575,100

 Prosegur Cia de Seguridad SA

 $

 3,376,673

 Total Commercial Services & Supplies

 $

 3,376,673

 Automobiles & Components - 6.4%

 Auto Parts & Equipment - 1.2%

 599,100

 GKN Plc

 $

 4,067,813

 Tires & Rubber - 2.5%

 106,400

 Bridgestone Corp.

 $

 3,849,030

 36,000

 Cie Generale des Etablissements Michelin

 4,396,373

 $

 8,245,403

 Automobile Manufacturers - 2.7%

 50,800

 Daimler AG

 $

 4,736,726

 115,900

 Honda Motor Co., Ltd.

 4,166,471

 $

 8,903,197

 Total Automobiles & Components

 $

 21,216,413

 Consumer Durables & Apparel - 2.8%

 Homebuilding - 1.8%

 383,200

 Sekisui Chemical Co., Ltd.

 $

 4,387,544

 120,800

 West Holdings Corp.

 1,429,901

 $

 5,817,445

 Apparel, Accessories & Luxury Goods - 1.0%

 34,499

 Cie Financiere Richemont SA

 $

 3,437,909

 Total Consumer Durables & Apparel

 $

 9,255,354

 Consumer Services - 0.6%

 Restaurants - 0.6%

 203,200

 Domino's Pizza Group Plc

 $

 1,903,509

 Total Consumer Services

 $

 1,903,509

 Retailing - 1.1%

 Apparel Retail - 1.1%

 84,200

 Hennes & Mauritz AB

 $

 3,792,310

 Total Retailing

 $

 3,792,310

 Food & Staples Retailing - 3.4%

 Drug Retail - 1.2%

 99,700

 Sundrug Co, Ltd.

 $

 4,023,431

 Food Retail - 2.2%

 31,500

 Casino Guichard Perrachon SA

 $

 3,566,671

 201,000

 Koninklijke Ahold NV

 3,753,288

 $

 7,319,959

 Total Food & Staples Retailing

 $

 11,343,390

 Food, Beverage & Tobacco - 3.2%

 Soft Drinks - 1.7%

 163,000

 Suntory Beverage & Food, Ltd. *

 $

 5,747,806

 Packaged Foods & Meats - 1.5%

 37,400

 Danone SA

 $

 2,643,560

 19,700

 Green Mountain Coffee Roasters, Inc. *

 2,162,666

 $

 4,806,226

 Total Food, Beverage & Tobacco

 $

 10,554,032

 Household & Personal Products - 2.4%

 Household Products - 2.4%

 45,700

 Henkel AG & Co. KGaA

 $

 4,625,352

 58,700

 Unicharm Corp.

 3,343,272

 $

 7,968,624

 Total Household & Personal Products

 $

 7,968,624

 Health Care Equipment & Services - 1.0%

 Health Care Services - 1.0%

 21,100

 Fresenius SE & Co. KGaA

 $

 3,282,177

 Total Health Care Equipment & Services

 $

 3,282,177

 Pharmaceuticals, Biotechnology & Life Sciences - 8.4%

 Pharmaceuticals - 7.4%

 89,200

 AstraZeneca Plc

 $

 6,079,012

 83,400

 Novartis AG

 6,959,772

 18,906

 Roche Holding AG

 5,829,899

 102,200

 Shire Plc

 5,681,194

 $

 24,549,877

 Life Sciences Tools & Services - 1.0%

 47,300

 Gerresheimer AG

 $

 3,222,142

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 27,772,019

 Banks - 10.2%

 Diversified Banks - 10.2%

 359,362

 Banco Bilbao Vizcaya Argentaria SA

 $

 4,456,093

 889,825

 Barclays Plc

 3,749,165

 71,800

 BNP Paribas SA

 5,884,697

 1,506,400

 Intesa Sanpaolo S.p.A.

 4,663,361

 868,400

 Mitsubishi UFJ Financial Group, Inc.

 5,029,693

 341,000

 Nordea Bank AB

 4,885,133

 111,700

 Sumitomo Mitsui Financial Group, Inc.

 4,999,814

 $

 33,667,956

 Total Banks

 $

 33,667,956

 Diversified Financials - 0.8%

 Diversified Capital Markets - 0.8%

 79,905

 Credit Suisse Group AG

 $

 2,513,856

 Total Diversified Financials

 $

 2,513,856

 Insurance - 6.1%

 Insurance Brokers - 1.3%

 51,200

 Aon Plc *

 $

 4,382,720

 Life & Health Insurance - 1.3%

 330,100

 T&D Holdings, Inc.

 $

 4,061,088

 Multi-line Insurance - 2.5%

 21,400

 Allianz SE *

 $

 3,833,849

 171,200

 AXA SA

 4,469,666

 $

 8,303,515

 Property & Casualty Insurance - 1.0%

 33,500

 ACE, Ltd.

 $

 3,278,645

 Total Insurance

 $

 20,025,968

 Real Estate - 2.4%

 Diversified REIT's - 1.8%

 1,255,972

 Hibernia Real Estate Investment Trust plc *

 $

 1,871,069

 45,100

 Wereldhave NV

 3,869,335

 $

 5,740,404

 Real Estate Operating Companies - 0.6%

 132,200

 GAGFAH SA *

 $

 2,012,307

 Total Real Estate

 $

 7,752,711

 Software & Services - 2.0%

 IT Consulting & Other Services - 2.0%

 1,031,000

 Fujitsu, Ltd.

 $

 6,447,571

 Total Software & Services

 $

 6,447,571

 Technology Hardware & Equipment - 3.3%

 Electronic Components - 3.3%

 138,500

 Hoya Corp.

 $

 4,119,558

 70,000

 Murata Manufacturing Co., Ltd.

 6,686,102

 $

 10,805,660

 Total Technology Hardware & Equipment

 $

 10,805,660

 Semiconductors & Semiconductor Equipment - 2.4%

 Semiconductors - 2.4%

 306,000

 MediaTek, Inc.

 $

 4,489,084

 91,000

 SK Hynix, Inc.

 3,317,081

 $

 7,806,165

 Total Semiconductors & Semiconductor Equipment

 $

 7,806,165

 Telecommunication Services - 7.2%

 Alternative Carriers - 1.1%

 76,000

 Ziggo NV

 $

 3,480,080

 Integrated Telecommunication Services - 3.8%

 150,400

 Nippon Telegraph & Telephone Corp.

 $

 8,444,648

 44,186

 Verizon Communications, Inc.

 2,095,300

 44,631

 Verizon Communications, Inc.

 2,123,543

 $

 12,663,491

 Wireless Telecommunication Services - 2.3%

 916,418

 Vodafone Group Plc

 $

 3,812,343

 92,563

 Vodafone Group Plc (A.D.R.)

 3,847,844

 $

 7,660,187

 Total Telecommunication Services

 $

 23,803,758

 Utilities - 1.1%

 Water Utilities - 1.1%

 3,333,400

 Guangdong Investment, Ltd.

 $

 3,487,593

 Total Utilities

 $

 3,487,593

 TOTAL COMMON STOCKS

 (Cost $267,150,016)

 $

 314,188,378

 TOTAL INVESTMENT IN SECURITIES - 95.3%

 $

 314,188,378

 (Cost $267,150,016) (a) (b)

 WRITTEN PUT OPTION - (0.0)% †

              (33)

 Green Mountain Coffee Roasters, Inc., 6/21/14 at $110.00

 $

 (36,960)

 TOTAL PURCHASED OPTION

 (Premiums received $(42,800))

 $

 (36,960)

 OTHER ASSETS & LIABILITIES - 4.7%

 $

 15,486,047

 TOTAL NET ASSETS - 100.0%

 $

 329,637,465

 (A.D.R.)

 American Depositary Receipt

 REIT

 Real Estate Investment Trust.

 †

 Amount rounds to less than (0.1)%.

 *

 Non-income producing security.

 (a)

 At February 28, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $267,977,598 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

          59,558,993

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

         (13,348,213)

 Net unrealized appreciation

 $

          46,210,780

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Japan

 29.4%

 United Kingdom

 12.8%

 Germany

 11.2%

 Switzerland

 9.7%

 France

 8.6%

 Netherlands

 5.2%

 Australia

 3.6%

 United States

 3.4%

 Sweden

 2.7%

 Ireland

 2.4%

 Spain

 2.4%

 Italy

 2.3%

 Singapore

 1.4%

 Taiwan, Province Of China

 1.4%

 Hong Kong

 1.1%

 Other (individually less than 1%)

 2.4%

 100.0%

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 The following is a summary of the inputs used as of  February 28, 2014, in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks (U.S.)

$
20,369,538

$
-

$
-

$
20,369,538

 Common Stocks (Foreign)*

-

293,818,840

-

293,818,840

 Total

$
20,369,538

$
293,818,840

$
-

$
314,188,378

 Other Financial Instruments

 Purchased Option

$
5,840

$
-

$
-

$
5,840

 * Level 2 securities are valued by independent pricing services using fair value factors.

 During the period ended February 28, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VIII By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 29, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 29, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date April 29, 2014 * Print the name and title of each signing officer under his or her signature.